{.TX}1-13

                      CHESAPEAKE INVESTORS, INC.
                          SEMI-ANNUAL REPORT
                            MARCH 31, 2000

Dear Shareholder:

     The financial report, contained herein, shows results for the six month period ended March 31, 20009. Net investment income totalled $372,454 or $.10 per share compared to $378,356 or $.10 per share for the six month period ended March 31, 1999. The net asset value decreased to $4.03 per share from $4.25 per share as of March 31, 1999.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                                     Warren W. Pearce, Jr.,
Chairman of the Board                                 President

May 11, 2000

                                CHESAPEAKE INVESTORS, INC.
                          STATEMENT OF ASSETS AND LIABILITIES
                                     MARCH 31, 2000
                                       (UNAUDITED)


ASSETS:
   Investments in Long-Term Securities, at Value
        (Amortized Cost $14,041,570)                             $14,559,884
   Investments in Short-Term Securities
        (at cost which approximates market)                          470,596
   Accrued Interest Receivable                                       256,238
                                                                 -----------
               Total  Assets                                      15,286,718
                                                                 -----------
LIABILITIES:
   Accounts Payable and Accrued Expenses                              22,855
                                                                 -----------
               Total  Liabilities                                     22,855
                                                                 -----------

NET ASSETS:
   Net Assets (Equivalent to $4.03 per share based on
         3,783,960 shares of capital stock outstanding)          $15,263,863
                                                                 ===========



                            See Notes to Financial Statements

                               CHESAPEAKE INVESTORS, INC.
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                    MARCH 31, 2000
                                      (UNAUDITED)

                                        Face         Amortized
                          Rating*      Amount           Cost         Value
                          ------   ------------    -------------   ------------
Investments in Long-Term
 Securities:

Alabama:
 Birmingham, Alabama
    Refunding UT GO Bond
    5.0%, due 4/1/19          AA  $    420,000    $     420,000   $    381,318
                                  ------------    -------------   ------------
Arizona:
 Salt River Project,
    Arizona - Series C Revenue
    5.5%, due 1/1/28          AA       700,000          687,230        674,940
 Maricopa County
    Arizona School District
    5.5%, due 7/1/05         AAA       650,000          660,836        668,460
                                   -----------    -------------   ------------
      Total Arizona                  1,350,000        1,348,066      1,343,400
                                   -----------    -------------   ------------
Arkansas:
 Jefferson County, Arkansas
    Single Family Mortgage
    7.25%, due 12/1/10       Aaa       355,000          335,109        401,683
 Little Rock, Arkansas
    Single Family Mortgage,
    7.3%:
    due 9/1/00               AAA        25,000           24,938         27,850
    due 9/1/01               AAA        25,000           24,798         27,850
    due 9/1/02               AAA        30,000           29,604         33,420
    due 9/1/03               AAA        35,000           34,371         38,990
    due 9/1/04               AAA        35,000           34,217         38,990
    due 9/1/05               AAA        40,000           38,942         44,560
    due 9/1/06               AAA        35,000           33,942         38,990
    due 9/1/07               AAA        45,000           43,481         50,130
    due 9/1/08               AAA        50,000           48,148         55,701
    due 9/1/09               AAA        50,000           47,994         55,701
    due 9/1/10               AAA        30,000           28,710         33,420
                                  ------------    -------------   ------------
       Total Arkansas                  755,000          724,254        847,285
                                  ------------    -------------   ------------

                                       - 3 -

                             CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 2000
                                     (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   ------------
Florida:
 City of Gainesville, Florida,
    Utility System Revenue,
    9.125%, due 10/1/05     AAA        500,000          500,000        587,700
 Florida State Board
    of Education - Cap Outlay
    7.25%, due 6/1/23        AA        200,000          198,950        204,940
                                  ------------    -------------   ------------
       Total Florida                   700,000          698,950        792,640
                                  ------------    -------------   ------------
Georgia:
 Municipal Electric Authority
    6%, due 1/1/05          AAA        700,000          722,896        735,140
                                  ------------    -------------   ------------
Illinois:
 Chicago, Illinois
    UTGO Public Library
    6.60%, due 1/1/04       AAA        700,000          709,998        738,010
 Chicago, Illinois
    School Finance Authority
    5%, due 6/1/09          AAA        650,000          623,493        643,500
                                  ------------    -------------   ------------
       Total Illinois                1,350,000        1,333,491      1,381,510
                                  ------------    -------------   ------------
Louisiana:
 Shreveport, Louisiana,
    Single Family Mortgage,
    6.75%, due 9/1/10       Aaa        405,000          361,403        435,173
                                 -------------    -------------   ------------
Massachusetts:
 Massachusetts State Utility
    Government Bond,
    7.625%, due 6/1/08      Aaa        500,000          540,725        527,000
                                 -------------    -------------   ------------

                                       - 4 -

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 2000
                                     (UNAUDITED)


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   -----------
Minnesota:
 Southern Minnesota Municipal
   Power Agency, Serial A
   5.7%, due 1/1/05           A+       650,000          661,093        672,230
                                  ------------    -------------   ------------

New Jersey:
 New Jersey State Ref-Ser F
   5.25%, due 8/1/14         AA+       750,000          761,130        743,025
                                  ------------    -------------   ------------
New York:
 New York State
   Local Revenue
   5.375%, due 4/1/16         A+       200,000          188,593        193,800
 New York State
   Local Revenue
   5.125%, due 4/1/10        AAA       400,000          393,572        398,400
                                  ------------    -------------   ------------
       Total New York                  600,000          582,165        592,200
                                  ------------    -------------   ------------

North Carolina:
 North Carolina Municipal
   Power Agency
   7.25%, due 1/1/07         BB+       400,000          423,900        430,960
 Charlotte, NC Utility
   General Obligation
   5.5%, due 7/1/07          AAA       500,000          514,152        514,650
                                  ------------    -------------   ------------
      Total North Carolina             900,000          938,052        945,610
                                  ------------    -------------   ------------

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
                                CHESAPEAKE INVESTORS, INC.
                    SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                    MARCH 31, 2000
                                      (UNAUDITED)



                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------    -----------    -------------   -----------
Pennsylvania:
 Allegheny County, Pennsylvania
   Hospital Development Authority
   6.0%, due 11/1/23         AAA       700,000          674,729        700,420
 Commonwealth of Pennsylvania
   Utility Government Obligation
   6.3%, due 11/1/02         AAA       700,000          707,201        728,140
 Pennsylvania State Higher
   Educational Facility
   Authority
   7.15%, due 6/15/15        AAA       500,000          503,083        502,900
 Pennsylvania Intergovernmental
   Coop Authority Special
   Tax Revenue
   7%, due 6/15/04           AAA       500,000          511,168        540,300
                                  ------------    -------------   ------------
      Total Pennsylvania             2,400,000        2,396,181      2,471,760
                                  ------------    -------------   ------------
Texas:
 Cypress-Fairbanks, Texas
   Independent School District
   5.5%, due 2/15/10         AAA       700,000          700,000        706,128
 Texas Water Development
   Board Revenue
   5.5%, due 7/15/10         AAA       750,000          752,061        763,725
                                  ------------    -------------   ------------
      Total Texas                    1,450,000        1,452,061      1,469,853
                                  ------------    -------------   ------------


                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 2000
                                     (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          -------  ------------    -------------   ------------
Utah:
 Salt Lake City, Utah
   Hospital Revenue
   8.125%, due 5/15/15       AAA       700,000          708,607        850,220
                                  ------------    -------------   ------------
Washington:
 Washington State Public Power
   5.125%, due 7/1/17        AAA       400,000          392,496        371,520
                                  ------------    -------------   ------------
      Total Investments in
         Long-Term Securities    $  14,030,000   $   14,041,570  $  14,559,884
                                  ============    =============   ============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                    Face
                                                   Amount             Cost
                                                -------------    --------------
Investments in Short-Term Securities:

 State Street Global Advisor
   Tax Free Money Market Fund, 2.13%           $     470,596   $       470,596
Total Investments                              -------------    --------------
       in Short-Term Securities                $     470,596   $       470,596
                                               =============   ===============

                    See Notes to Financial Statements

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                                 STATEMENT OF OPERATIONS
                                 FOR THE SIX MONTHS ENDED
                                       MARCH 31, 2000
                                         (UNAUDITED)

INVESTMENT INCOME:
     Interest Income                                             $     439,066
                                                                  ------------
EXPENSES:
     Investment Advisory Fee                                            25,857
     Custodian Fees                                                      5,548
     Transfer Agent and Dividend
       Disbursing Agent Fees                                             6,734
     Legal and Auditing Services                                        13,250
     Administrative Services                                             9,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                  3,000
     Printing Costs                                                      1,982
     Miscellaneous                                                       1,241
                                                                  ------------
          Total Expenses                                                66,612
                                                                  ------------
               Net Investment Income                                   372,454
                                                                  ------------

REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS:
     Realized Gain From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                        308,950
            Cost of Investments Sold                                   288,072
                                                                  ------------
              Net Realized Gain on Investments                          20,878
                                                                  ------------
     Unrealized Loss on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Period                                  668,382
          Unrealized Appreciation of Investments
               at End of Period                                        528,315
                                                                  ------------
                  Net Unrealized Loss on Investments                  (140,067)
                                                                  ------------
               Net Realized Gain and Unrealized Loss on
                    Investments                                       (119,189)
                                                                  ------------
Net Increase in Net Assets Resulting
     from Operations                                             $     253,265
                                                                  ============

                               See Notes to Financial Statements

                                CHESAPEAKE INVESTORS, INC.
                            STATEMENTS OF CHANGES IN NET ASSETS
                         FOR THE SIX MONTHS ENDED MARCH 31, 2000 AND
                            FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                         Six Month Period        Year Ended
                                          Ended March 31,       September 30,
                                               2000                 1999
                                            (Unaudited)           (Audited)
                                          --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
          Net Investment Income            $     372,454      $       767,329
          Net Realized Gain on
             Investments                          20,878               62,316
          Net Unrealized Loss
             on Investments                     (140,067)            (846,483)
                                           -------------        -------------
     Net Increase (Decrease) in Net Assets
          Resulting from Operations              253,265              (16,838)

     Dividends to Shareholders from:
             Net Investment Income              (372,833)            (793,465)
                ($.10 and $.21 per share, respectively
             Net Realized Gain on Investments    (62,316)              (1,155)
                ($.02 and $.00 per share, respectively
                                          --------------        -------------
                       Total Decrease
                         in Net Assets          (181,884)            (811,458)

NET ASSETS:
     Beginning of Period                      15,445,747           16,257,205
                                          --------------       --------------
     End of Period (Including Undistributed
        Net Investment Income of $796,700
        and $797,079, respectively, and
        undistributed net realized gains
        of $20,878 and $62,316,
        respectively)                      $  15,263,863        $  15,445,747
                                           =============        =============

                            See Notes to Financial Statements

                       CHESAPEAKE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

     Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

      At March 31, 2000, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 2000 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during the six month period ended March 31, 2000, other than short-term securities, aggregated $308,950.

      There were no purchases of long-term securities during the six month period ended March 31, 2000.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 2000, was $13,829,362. Gross unrealized gains and losses totalled $830,456 and $99,391, respectively, for Federal income tax purposes at March 31, 2000.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 2000 totalled $25,857.

      For the six month period ended March 31, 2000, fees of $9,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

      During the six month period ended March 31, 2000, the Company distributed dividends of $453,149 to its shareholders. On March 28, 2000, the Company declared a $.05 per share dividend, aggregating $189,195, payable April 25, 2000, to shareholders of record April 11, 2000.

                               CHESAPEAKE INVESTORS, INC.
                              SUPPLEMENTARY INFORMATION
                                 FINANCIAL HIGHLIGHTS


                       Six-Months   Fiscal     Fiscal     Fiscal     Fiscal
                        March 31,    Year       Year       Year       Year
                          2000       1999       1998       1997       1996
                         ------     ------     ------     ------     -------
PER SHARE DATA:*
 Investment Income       $  .10     $  .23     $  .24     $  .24     $   .25
 Expenses                   .02        .03        .03        .03         .03
                         ------     ------     ------     ------      ------

 Net Investment Income      .08        .20        .21        .21         .22
 Dividends from:
  Net Investment Income    (.10)      (.21)      (.21)      (.19)       (.23)
  Net Realized Gain
   on Investments             -          -          -       (.04)       (.01)
 Net Realized and
   Unrealized Gain
    (Loss) on Investments  (.03)      (.20)       .07        .06         .01
                         ------     ------     ------     ------      ------
 Net Increase (Decrease)
  in Net Asset Value       (.05)      (.21)       .07        .04        (.01)
 Net Asset Value:
  Beginning of Period      4.08       4.29       4.22       4.18        4.19
                         ------     ------     ------     ------      ------
  End of Period          $ 4.03     $ 4.08     $ 4.29     $ 4.22      $ 4.18
                         ======     ======     ======     ======      ======

RATIOS:

 Ratio of Expenses to
  Average Net Assets       .43%       .79%       .72%       .72%        .72%
 Ratio of Net Investment
  Income to Average Net
  Assets                  2.39%      4.82%      4.90%      5.07%       5.22%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                     INVESTMENT ADVISER

Albert W. Turner                              Federated Investment
Herndon G. Kilby                              Counseling, Inc.
Warren W. Pearce,  Jr.                        Pittsburgh, Pennsylvania
Edna L. Ryon
Harry F. Breitback
                                              CUSTODIAN

                                              State Street Bank
                                              and Trust Company
                                              North Quincy, Massachusetts

OFFICERS                                      TRANSFER AGENT

Albert W. Turner,                             Registrar and Transfer Company
    Chairman of the Board                     Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,
   Secretary-Treasurer

OFFICES

11785 Beltsville Drive
Beltsville, Maryland